American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
January 31, 2023

Heritage Fund - Schedule of Investments
JANUARY 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 3.4%
CAE, Inc.(1)	1,540,208	34,785,052
Curtiss-Wright Corp.	457,759	75,896,442
HEICO Corp.	413,962	70,766,804
		181,448,298
Auto Components — 0.9%
Aptiv PLC(1)	419,738	47,468,170
Banks — 1.3%
SVB Financial Group(1)	221,189	66,896,401
Beverages — 1.6%
Celsius Holdings, Inc.(1)	870,075	87,285,924
Biotechnology — 5.7%
Alnylam Pharmaceuticals, Inc.(1)	272,876	61,779,127
Cytokinetics, Inc.(1)	952,365	40,456,465
Horizon Therapeutics PLC(1)	146,342	16,056,644
IVERIC bio, Inc.(1)	1,937,798	44,763,134
Neurocrine Biosciences, Inc.(1)	602,785	66,866,940
Sarepta Therapeutics, Inc.(1)	584,896	73,094,453
		303,016,763
Building Products — 1.8%
Trane Technologies PLC	538,930	96,533,142
Capital Markets — 4.7%
Ares Management Corp., Class A	944,152	78,355,175
LPL Financial Holdings, Inc.	313,477	74,331,666
MSCI, Inc.	190,121	101,060,719
		253,747,560
Chemicals — 2.7%
Albemarle Corp.	76,638	21,569,765
Avient Corp.	1,292,419	52,368,818
Element Solutions, Inc.	3,378,933	69,200,548
		143,139,131
Commercial Services and Supplies — 1.2%
Republic Services, Inc.	524,364	65,451,114
Communications Equipment — 2.9%
Arista Networks, Inc.(1)	1,226,362	154,546,139
Containers and Packaging — 1.3%
Avery Dennison Corp.	373,631	70,780,657
Electrical Equipment — 4.0%
AMETEK, Inc.	634,580	91,963,333
Eaton Corp. PLC	188,095	30,510,890
Plug Power, Inc.(1)(2)	769,687	13,100,073
Regal Rexnord Corp.	547,604	76,226,477
		211,800,773
Electronic Equipment, Instruments and Components — 3.9%
Cognex Corp.	1,295,862	70,935,486
Keysight Technologies, Inc.(1)	779,818	139,860,358
		210,795,844
Entertainment — 1.3%
ROBLOX Corp., Class A(1)	346,403	12,889,655

Spotify Technology SA(1)	501,422	56,520,288
		69,409,943
Equity Real Estate Investment Trusts (REITs) — 1.0%
Rexford Industrial Realty, Inc.	841,987	53,440,915
Food Products — 2.8%
Hershey Co.	678,195	152,322,597
Health Care Equipment and Supplies — 4.1%
DexCom, Inc.(1)	1,054,358	112,911,198
IDEXX Laboratories, Inc.(1)	218,968	105,214,124
		218,125,322
Health Care Providers and Services — 0.6%
R1 RCM, Inc.(1)	2,392,815	34,241,183
Health Care Technology — 1.3%
Veeva Systems, Inc., Class A(1)	404,873	69,051,090
Hotels, Restaurants and Leisure — 8.0%
Airbnb, Inc., Class A(1)	929,629	103,291,078
Chipotle Mexican Grill, Inc.(1)	91,576	150,768,895
Hilton Worldwide Holdings, Inc.	1,184,393	171,843,580
		425,903,553
Interactive Media and Services — 1.1%
Match Group, Inc.(1)	1,040,600	56,317,272
Internet and Direct Marketing Retail — 1.1%
Chewy, Inc., Class A(1)(2)	769,770	34,685,836
Etsy, Inc.(1)	186,859	25,708,061
		60,393,897
IT Services — 2.7%
Cloudflare, Inc., Class A(1)	1,221,590	64,634,327
EPAM Systems, Inc.(1)	234,169	77,896,318
		142,530,645
Life Sciences Tools and Services — 7.5%
Agilent Technologies, Inc.	585,356	89,020,940
Avantor, Inc.(1)	2,061,414	49,267,795
Bio-Techne Corp.	763,536	60,823,278
IQVIA Holdings, Inc.(1)	496,819	113,975,247
Mettler-Toledo International, Inc.(1)	55,563	85,173,634
		398,260,894
Machinery — 1.9%
Graco, Inc.	704,690	48,144,421
Parker-Hannifin Corp.	166,552	54,295,952
		102,440,373
Media — 1.3%
Trade Desk, Inc., Class A(1)	1,327,645	67,311,602
Oil, Gas and Consumable Fuels — 3.5%
Excelerate Energy, Inc., Class A	910,129	21,206,006
Hess Corp.	1,107,981	166,374,427
		187,580,433
Pharmaceuticals — 0.7%
Catalent, Inc.(1)	725,238	38,836,495
Professional Services — 2.8%
Jacobs Solutions, Inc.	715,311	88,376,674
Verisk Analytics, Inc.	347,358	63,146,211
		151,522,885
Road and Rail — 2.3%
Lyft, Inc., Class A(1)	1,475,254	23,972,877

Norfolk Southern Corp.	394,311	96,925,587
		120,898,464
Semiconductors and Semiconductor Equipment — 4.9%
Enphase Energy, Inc.(1)	271,487	60,101,792
Marvell Technology, Inc.	741,966	32,015,833
Monolithic Power Systems, Inc.	159,810	68,168,554
Teradyne, Inc.	1,005,643	102,273,893
		262,560,072
Software — 11.4%
Cadence Design Systems, Inc.(1)	1,176,460	215,092,182
Datadog, Inc., Class A(1)	925,606	69,244,585
DocuSign, Inc.(1)	324,081	19,652,272
HubSpot, Inc.(1)	246,818	85,648,314
Manhattan Associates, Inc.(1)	808,727	105,425,651
Palo Alto Networks, Inc.(1)	736,934	116,907,210
		611,970,214
Specialty Retail — 1.3%
Burlington Stores, Inc.(1)	171,050	39,312,421
Five Below, Inc.(1)	160,607	31,660,458
		70,972,879
Textiles, Apparel and Luxury Goods — 1.9%
lululemon athletica, Inc.(1)	328,905	100,934,366
TOTAL COMMON STOCKS (Cost $4,403,371,002)		5,287,935,010
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	120,536	120,536
State Street Navigator Securities Lending Government Money Market Portfolio(3)	27,493,306	27,493,306
		27,613,842
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 10/31/23 - 11/30/23, valued at $13,670,900), in a joint trading account at 4.22%, dated 1/31/23, due 2/1/23 (Delivery value $13,401,960)		13,400,390
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 1/15/26, valued at $43,148,077), at 4.28%, dated 1/31/23, due 2/1/23 (Delivery value $42,307,029)		42,302,000
		55,702,390
TOTAL SHORT-TERM INVESTMENTS (Cost $83,316,232)		83,316,232
TOTAL INVESTMENT SECURITIES—100.5% (Cost $4,486,687,234)		5,371,251,242
OTHER ASSETS AND LIABILITIES — (0.5)%		(27,264,241)
TOTAL NET ASSETS — 100.0%		$5,343,987,001

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,022,005	USD	751,658	Goldman Sachs & Co.	3/31/23	$16,778
CAD	901,022	USD	665,741	Goldman Sachs & Co.	3/31/23	11,729
USD	27,331,651	CAD	37,367,834	Goldman Sachs & Co.	3/31/23	(764,870)
USD	666,113	CAD	901,022	Goldman Sachs & Co.	3/31/23	(11,356)
USD	674,304	CAD	914,883	Goldman Sachs & Co.	3/31/23	(13,589)
USD	788,611	CAD	1,053,502	Goldman Sachs & Co.	3/31/23	(3,507)
USD	1,138,392	CAD	1,524,806	Goldman Sachs & Co.	3/31/23	(8,095)
USD	802,448	CAD	1,067,364	Goldman Sachs & Co.	3/31/23	(93)
						$(773,003)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $39,153,104. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $39,584,470, which includes securities collateral of $12,091,164.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,253,149,958	$34,785,052	—
Short-Term Investments	27,613,842	55,702,390	—
	$5,280,763,800	$90,487,442	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$28,507	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$801,510	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.